WARRANTS (Details 1) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Warrants [Line Items]
Warrants liability, Carrying Value	$ 162,736	$ 553,060
Fair Value, Inputs, Level 1 [Member]
Warrants [Line Items]
Warrants liability, Fair Value Measurement	0	0
Fair Value, Inputs, Level 2 [Member]
Warrants [Line Items]
Warrants liability, Fair Value Measurement	162,736	553,060	$ 720,857	$ 374,166
Fair Value, Inputs, Level 3 [Member]
Warrants [Line Items]
Warrants liability, Fair Value Measurement	$ 0	$ 0